Contracted concessional, PP&E and other intangible assets (Tables)	9 Months Ended
Sep. 30, 2023
Contracted concessional, PP&E and other intangible assets [Abstract]
Movements of contracted concessional, PP&E and other intangible assets
The detail of assets included in the heading ‘Contracted concessional, PP&E and other intangible assets’ as of September 30, 2023, and December 31, 2022, is as follows:

	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16	Total
	($ in thousands)
Cost	798,044	2,704	8,907,348	147,828	968,858	10,824,782
Amortization and impairment	(68,659)	-	(3,320,987)	(34,676)	(215,045)	(3,639,367)
Total as of September 30, 2023	729,385	2,704	5,586,361	113,152	753,813	7,185,415

	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16	Total
	($ in thousands)
Cost	818,170	2,787	8,976,243	120,307	945,475	10,862,982
Amortization and impairment	(69,557)	-	(3,088,778)	(26,782)	(194,606)	(3,379,723)
Total as of December 31, 2022	748,613	2,787	5,887,465	93,525	780,869	7,483,259